Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
During 2019 and 2018, the Company declared and paid to EXOR Nederland N.V. common share dividends totaling $199 million and $48 million, respectively.
In the normal course of its underwriting activities, the Company has entered into reinsurance agreements with companies affiliated with the Company.
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company, including the following:

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In 2018, the Company entered into an agreement with Exor to invest in a newly formed limited partnership, Exor Seeds L.P. At December 31, 2019 and 2018, the carrying value of the Company's investment in the limited partnership was $32 million and $11 million, respectively, with the increase from 2018 driven primarily by additional capital contributions. This investment is accounted for using the equity method and is included within Other invested assets in the Consolidated Balance Sheets.

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In 2017, the Company invested $500 million in two Exor managed public equity funds. At December 31, 2019 and 2018, the carrying value of these investments totaled $948 million and $563 million, respectively. These investments are recorded at fair value and are included within Equities in the Consolidated Balance Sheets. Net realized and unrealized investment gains related to these funds of $385 million, $12 million, and $51 million were recorded in the Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017, respectively.

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In 2017, the Company purchased certain real estate investments from Almacantar, an equity method investee, for total cash consideration of £55 million ($83 million). At December 31, 2019 and 2018, the carrying value of real estate was $72 million and $73 million, respectively, with the changes in carrying value from original cost related to impairment losses and the foreign currency impact of translating the GBP denominated balance to U.S. dollars. The years ended December 31, 2019 and 2018 included impairment losses of $3 million and $6 million, respectively, related to these real estate investments. These investments are classified as Investments in real estate in the Consolidated Balance Sheets. Refer also to Note 4(f) for a discussion of the Company's interest in Almacantar.

During the years ended December 31, 2019, 2018 and 2017, the Company entered into various agreements with Exor whereby Exor provides services in exchange for fees as follows:

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advisory services related to certain real estate investments where the Company paid approximately $221 thousand, $45 thousand, and $45 thousand for services rendered in 2019, 2018 and 2017, respectively

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services commencing in September 2018 for investment advisory and use of certain office space, where the Company paid $254 thousand and $273 thousand related to services provided in 2019 and 2018, respectively

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certain advisory services for a fixed annual fee of $500 thousand in 2019 and 2018. Fees paid in 2017 were less than $500 thousand, as the fixed annual fee was increased from €300 thousand to $500 thousand effective April 1, 2017.

The transactions between related parties discussed above were entered into at arm's-length.